Portfolio of investments—March 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.12%
Other: 0.12%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (20 shares) 0.25% 144Aø	$ 2,000,000	$ 2,000,000
Total Closed end municipal bond fund obligations (Cost $2,000,000)		2,000,000

	Interest rate	Maturity date
Municipal obligations: 97.57%
Alabama: 1.67%
Education revenue: 0.23%
Auburn AL Refunding Bond Series A	4.00%	6-1-2033	1,000,000	1,062,494
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2033	595,000	631,080
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2035	865,000	912,141
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2037	920,000	967,394
				3,573,109
Utilities revenue: 1.44%
Lower Alabama Gas Supply District Project #2 øø	4.00	12-1-2050	11,430,000	11,813,864
Southeast Alabama Energy Authority Commodity Supply Project #2 Series B øø	4.00	12-1-2051	1,000,000	1,073,763
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	1.00	6-1-2049	10,000,000	9,996,974
				22,884,601
				26,457,710
Alaska: 0.25%
Miscellaneous revenue: 0.25%
Matanuska Susitna Borough AK Goode Creek Correctional Project	4.00	9-1-2030	3,870,000	4,029,844
Arizona: 1.91%
Education revenue: 0.43%
Arizona Board of Regents University of Arizona System Series A	5.00	6-1-2037	2,645,000	3,075,553
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2034	335,000	338,319
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2035	240,000	241,512
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2035	345,000	348,003
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2036	220,000	220,929
Arizona IDA Education Facility Revenue Bonds Series 2021A	4.00	7-1-2036	315,000	317,658
Arizona IDA Education Facility Revenue Bonds Series 2021A	5.00	7-1-2033	315,000	342,849
Pima County AZ Community College District Series 2019	5.00	7-1-2034	500,000	575,835
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pima County AZ Community College District Series 2019	5.00%	7-1-2035	$ 600,000	$ 690,418
Pima County AZ Community College District Series 2019	5.00	7-1-2036	500,000	574,928
				6,726,004
GO revenue: 0.40%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	636,785
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	437,188
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50	7-1-2029	960,000	1,005,160
Phoenix AZ Refunding Bond	5.00	7-1-2026	3,810,000	4,268,371
				6,347,504
Health revenue: 0.05%
Tempe AZ IDA Refunding Bonds Friendship Village of Tempe Project Series 2021A	4.00	12-1-2028	370,000	386,256
Tempe AZ IDA Refunding Bonds Friendship Village of Tempe Project Series 2021A	4.00	12-1-2029	385,000	400,183
				786,439
Miscellaneous revenue: 0.71%
Arizona Refunding Bond Certificate of Participation	5.00	9-1-2027	3,040,000	3,327,175
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2024	190,000	201,871
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2036	7,000,000	7,767,332
				11,296,378
Tax revenue: 0.32%
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2027	450,000	478,115
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2028	700,000	743,259
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2034	3,680,000	3,900,769
				5,122,143
				30,278,468
Arkansas: 0.16%
Miscellaneous revenue: 0.16%
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2033	500,000	542,466
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,082,728
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2036	850,000	920,318
				2,545,512
California: 5.16%
Airport revenue: 0.49%
Sacramento CA Airport System Senior Bond Series A	5.00	7-1-2026	1,315,000	1,459,065
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	684,350
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	570,159
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,139,218
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2026	750,000	829,605
See accompanying notes to portfolio of investments

2  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Sacramento CA Airport System Senior Bond Series E	5.00%	7-1-2027	$ 1,750,000	$ 1,971,625
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2028	1,000,000	1,143,221
				7,797,243
Education revenue: 0.10%
California CDA Series A	6.90	8-1-2031	1,565,000	1,570,141
GO revenue: 2.39%
California Various Purposes	5.00	8-1-2030	1,575,000	1,762,216
California Various Purposes	5.00	8-1-2032	6,700,000	7,472,899
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,255,051
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,783,796
Los Angeles CA Unified School District Los Angeles County Series RYQ	4.00	7-1-2037	2,000,000	2,152,326
Monterey County CA Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,719,778
New Haven CA Unified School District CAB Project (AGC Insured) ¤	0.00	8-1-2033	5,590,000	3,904,192
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) ¤	0.00	8-1-2033	3,000,000	2,109,336
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	1,841,329
San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50	7-1-2027	5,000,000	5,846,857
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,933,868
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) ¤	0.00	8-1-2032	2,800,000	2,015,201
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) ¤	0.00	8-1-2026	4,620,000	4,114,164
				37,911,013
Health revenue: 0.15%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,103,312
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,299,284
				2,402,596
Housing revenue: 0.06%
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	964,929	1,022,075
Miscellaneous revenue: 0.34%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,659,089
Foothill de Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	537,602
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	583,675
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00%	10-15-2027	$ 500,000	$ 548,258
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,095,801
				5,424,425
Transportation revenue: 0.64%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	1.74	4-1-2036	9,810,000	10,129,793
Utilities revenue: 0.99%
California Community Choice Financing Authority Clean Energy Project Green Bond Series B-1 øø	4.00	2-1-2052	4,000,000	4,327,329
California Municipal Finance Authority	5.00	10-1-2025	1,500,000	1,648,631
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,035,000	2,713,502
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,000,249
Sacramento CA Municipal Utility District Series B	5.00	8-15-2030	1,075,000	1,119,377
Vernon CA Electric System Series A %%	5.00	8-1-2026	600,000	648,418
Vernon CA Electric System Series A %%	5.00	8-1-2031	1,160,000	1,309,229
				15,766,735
				82,024,021
Colorado: 1.07%
GO revenue: 0.43%
Adams County CO 12 Five Star Schools Series B	5.00	12-15-2028	3,800,000	4,292,559
Mesa County CO Valley School District #51 Grand Junction	5.50	12-1-2035	2,175,000	2,555,346
				6,847,905
Miscellaneous revenue: 0.43%
Colorado Certificate of Participation Series A	4.00	12-15-2036	1,500,000	1,631,006
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	5,000,000	5,251,842
				6,882,848
Tax revenue: 0.18%
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	7-15-2028	885,000	987,825
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2029	600,000	671,314
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2030	1,000,000	1,131,047
				2,790,186
Water & sewer revenue: 0.03%
Central Weld County CO Water District Revenue Bond (AGM Insured)	4.00	12-1-2033	500,000	553,509
				17,074,448
Connecticut: 1.68%
Education revenue: 0.46%
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2029	480,000	538,355
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2030	870,000	970,772
See accompanying notes to portfolio of investments

4  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Connecticut Higher Education Supplemental Loan Authority Loan Program Series D	3.00%	11-15-2035	$ 1,000,000	$ 941,927
University of Connecticut Series A	5.00	3-15-2032	4,355,000	4,785,672
				7,236,726
GO revenue: 0.76%
Bridgeport CT Series A	5.00	6-1-2031	1,855,000	2,176,768
Connecticut Series B	4.00	6-1-2034	750,000	814,691
Connecticut Series B	5.00	6-15-2027	3,000,000	3,256,421
Connecticut Series F	5.00	11-15-2032	300,000	325,977
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2029	500,000	572,532
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,370,094
Hamden CT Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,236,946
Hamden CT Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,365,020
				12,118,449
Health revenue: 0.20%
Connecticut HEFA Revenue Bonds Stamford Hospital Issue Series M %%	4.00	7-1-2038	2,000,000	2,093,488
Connecticut HEFAR Stamford Hospital Issue Series M %%	4.00	7-1-2035	1,000,000	1,051,793
				3,145,281
Miscellaneous revenue: 0.13%
Connecticut Series G	4.00	10-15-2026	1,985,000	2,012,207
Tax revenue: 0.13%
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	4.00	9-1-2036	1,000,000	1,057,794
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,082,270
				2,140,064
				26,652,727
Delaware: 0.14%
Education revenue: 0.14%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,148,930
District of Columbia: 1.90%
GO revenue: 0.83%
District of Columbia Series 2014C	5.00	6-1-2034	3,000,000	3,182,947
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,718,438
District of Columbia Series 2016A	5.00	6-1-2033	5,000,000	5,551,002
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	2,721,426
				13,173,813
Miscellaneous revenue: 0.39%
District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2025	3,520,000	3,601,755
District of Columbia Federal Highway Grant Anticipation Bond	5.25	12-1-2025	2,630,000	2,638,228
				6,239,983
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.22%
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series A	4.00%	10-1-2034	$ 750,000	$ 823,846
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2033	720,000	791,314
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2034	650,000	714,000
Washington Convention and Sports Authority Dedicated Tax Refunding Bond Senior Lien Series B	4.00	10-1-2035	1,000,000	1,097,303
				3,426,463
Transportation revenue: 0.30%
Washington Metropolitan Airport Authority Dulles Toll Road Series B	5.00	10-1-2034	1,250,000	1,423,366
Washington Metropolitan Area Transit Authority Series B	5.00	7-1-2032	3,000,000	3,387,815
				4,811,181
Water & sewer revenue: 0.16%
District of Columbia Water & Sewer Authority Public Utility Senior Lien Series A	5.00	10-1-2037	2,260,000	2,598,124
				30,249,564
Florida: 6.10%
Airport revenue: 0.80%
Hillsborough FL Aviation Authority Tampa International Airport Customer Facility Series A	5.00	10-1-2044	8,335,000	8,747,554
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,343,743
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2035	1,600,000	1,695,796
				12,787,093
Health revenue: 0.47%
Florida Health System Lee Memorial Hospital Series A	5.00	4-1-2036	4,500,000	5,125,950
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2031	500,000	563,024
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2033	1,645,000	1,847,109
				7,536,083
Miscellaneous revenue: 2.33%
Boynton Beach FL PFA Capital Improvement Series 2018	4.00	7-1-2030	2,090,000	2,303,753
Boynton Beach FL PFA Capital Improvement Series 2018	5.00	7-1-2035	3,590,000	4,149,022
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,717,247
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,429,588
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,066,749
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,689,979
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,125,618
Orange County FL School Board Certificate of Participation Series C	5.00	8-1-2029	2,000,000	2,188,692
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,274,346
See accompanying notes to portfolio of investments

6  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00%	11-1-2033	$ 4,500,000	$ 5,112,242
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	680,961
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,228,115
				36,966,312
Tax revenue: 0.50%
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	713,114
Polk County FL School District	5.00	10-1-2033	2,915,000	3,410,578
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	3,763,098
				7,886,790
Transportation revenue: 0.56%
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	5,411,036
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,358,444
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2034	375,000	425,081
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2035	400,000	452,321
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2036	600,000	676,895
Osceola County FL Transportation Improvement & Refunding Bond Series A-1	5.00	10-1-2037	525,000	591,696
				8,915,473
Water & sewer revenue: 1.44%
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2031	500,000	587,859
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2032	950,000	1,115,212
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2035	1,290,000	1,506,251
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2036	880,000	1,025,285
Tohopekaliga Water Authority Florida Utility System Series 2020 144A	5.00	10-1-2025	12,000,000	13,248,799
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	465,996
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	238,452
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	950,383
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	1,067,746
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	888,786
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,774,532
				22,869,301
				96,961,052
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  7

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 1.35%
Health revenue: 0.10%
Brookhaven GA Development Authority Children's Healthcare Series A	5.00%	7-1-2035	$ 1,300,000	$ 1,502,236
Industrial development revenue: 0.03%
George L. Smith II Georgia World Congress Center Authority Convention Center Series 2021A	4.00	1-1-2036	500,000	497,221
Utilities revenue: 1.22%
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	1.50	1-1-2040	3,000,000	2,937,982
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E øø	3.25	11-1-2045	6,000,000	6,162,247
Dalton GA Utilities Bond	4.00	3-1-2033	1,100,000	1,197,406
Dalton GA Utilities Bond	4.00	3-1-2034	1,200,000	1,304,585
Georgia Municipal Electric Authority General Resolution Project Series A	4.00	1-1-2036	1,500,000	1,583,469
Georgia Municipal Electric Authority Project One Series A	5.00	1-1-2035	925,000	1,047,426
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2032	525,000	598,225
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2034	930,000	1,048,531
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2035	600,000	674,022
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	2,879,134
				19,433,027
				21,432,484
Guam: 0.37%
Airport revenue: 0.11%
Guam International Airport Authority	5.00	10-1-2022	1,000,000	1,017,987
Guam International Airport Authority	5.00	10-1-2023	775,000	798,955
				1,816,942
Tax revenue: 0.10%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	1,500,000	1,504,108
Water & sewer revenue: 0.16%
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,603,650
				5,924,700
Hawaii: 0.08%
Airport revenue: 0.08%
Hawaii Harbor System Series C	4.00	7-1-2036	500,000	549,673
Hawaii Harbor System Series C	4.00	7-1-2037	600,000	659,055
				1,208,728
See accompanying notes to portfolio of investments

8  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 14.97%
Airport revenue: 1.44%
Chicago IL Midway Airport Second Lien Refunding Bond Series B	4.00%	1-1-2035	$ 2,860,000	$ 2,972,843
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,672,793
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,412,487
Chicago IL O'Hare International Airport Senior Lien Series A	4.00	1-1-2038	1,000,000	1,050,678
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,025,000	8,574,763
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2036	1,530,000	1,726,133
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,511,991
				22,921,688
Education revenue: 0.97%
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2026	450,000	502,841
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2031	400,000	465,820
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2039	700,000	804,168
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	2,500,000	2,709,564
Illinois Finance Authority Refunding Bond Bradley University Project Series A	4.00	8-1-2035	805,000	815,774
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2034	440,000	443,114
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2035	1,025,000	1,030,635
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2033	2,000,000	2,450,179
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	752,224
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,344,285
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,064,332
Southern Illinois University Refunding Bond Housing And Auxiliary Facilities System (BAM Insured)	4.00	4-1-2029	400,000	434,062
Southern Illinois University Refunding Bond Housing And Auxiliary Facilities System (BAM Insured)	4.00	4-1-2030	525,000	571,672
University of Illinois Board of Trustees Auxiliary Facilities System Revenue Refunding Bonds Series 2013A	4.00	4-1-2030	2,000,000	2,034,567
				15,423,237
GO revenue: 2.38%
Bolingbrook, Will & DuPage Counties IL Refunding Bond Series A (AGM Insured)	5.00	1-1-2023	85,000	87,152
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2025	3,380,000	3,046,386
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,451,301
Chicago IL Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,107,521
Cook County IL Community College District #508	5.25	12-1-2025	1,665,000	1,736,196
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,348,663
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL Community College District #508	5.25%	12-1-2028	$ 1,250,000	$ 1,299,756
Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,113,365
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,318,748
Cook County IL Series A	5.00	11-15-2029	1,000,000	1,110,870
Cook County IL Series A	5.00	11-15-2034	1,300,000	1,436,952
Cook County IL Series B	5.00	11-15-2023	600,000	628,980
Cook County IL Series C	5.00	11-15-2024	2,175,000	2,219,764
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,500,423
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	5,000,000	5,327,866
Sangamon County IL Limited Tax (BAM Insured)	4.00	12-15-2036	450,000	484,653
Sangamon County IL Limited Tax (BAM Insured)	4.00	12-15-2040	300,000	321,181
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	4.00	12-1-2037	700,000	751,939
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2034	400,000	466,027
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2035	450,000	523,809
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2036	500,000	581,453
Stephenson County IL School District #145 Prerefunded Series 2018A (AGM Insured)	5.00	2-1-2033	285,000	327,953
Stephenson County IL School District #145 Unrefunded Series 2018A (AGM Insured)	5.00	2-1-2033	1,265,000	1,455,813
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,078,666
				37,725,437
Health revenue: 0.24%
Illinois Finance Authority Ann & Robert H. Laurie Children's Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,134,812
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,103,655
Illinois Finance Authority Health Services Facility Lease Bond	5.00	10-1-2032	520,000	606,979
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	952,860
				3,798,306
Housing revenue: 0.25%
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2033	1,000,000	1,079,310
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2036	1,650,000	1,771,950
Northern Illinois University Auxiliary Facilities System (BAM Insured)	5.00	10-1-2031	900,000	1,061,824
				3,913,084
Miscellaneous revenue: 0.28%
Illinois Refunding Bond	5.00	8-1-2024	1,000,000	1,015,551
Illinois Series 2013	5.50	7-1-2026	2,300,000	2,417,084
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2024	1,000,000	1,078,983
				4,511,618
Tax revenue: 6.63%
Chicago IL Sales Tax Securitization Bond Series A	5.00	1-1-2029	1,000,000	1,138,636
See accompanying notes to portfolio of investments

10  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Chicago IL Sales Tax Securitization Bond Series C	5.00%	1-1-2027	$ 4,370,000	$ 4,838,970
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,347,325
Cook County IL Sales Tax Bond Series 2017	5.00	11-15-2033	4,000,000	4,562,786
Cook County IL Sales Tax Bond Series 2018	5.25	11-15-2035	2,000,000	2,312,133
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2036	1,160,000	1,348,716
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2037	1,625,000	1,880,508
Illinois Regional Transportation Authority (NPFGC Insured)	6.50	7-1-2026	8,615,000	9,719,045
Illinois Sales Tax Build IL Junior Obligation	5.00	6-15-2025	6,000,000	6,195,790
Illinois Series A	5.00	1-1-2027	10,625,000	10,661,986
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported	5.00	6-15-2028	1,000,000	1,097,777
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,618,667
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,194,442
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,137,351
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2029	33,200,000	25,194,994
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	12,800,000	9,300,250
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	10,000,000	7,752,270
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	1,945,000	1,959,912
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,685,000	2,070,789
				105,332,347
Tobacco revenue: 0.20%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,169,246
Transportation revenue: 0.19%
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2037	1,250,000	1,457,483
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2038	1,355,000	1,572,860
				3,030,343
Water & sewer revenue: 2.39%
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2023	1,515,000	1,542,208
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2025	620,000	631,833
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2026	2,000,000	2,037,938
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2028	3,000,000	3,056,210
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2029	1,490,000	1,517,745
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2033	1,000,000	1,062,184
Chicago IL Refunding Bond Second Lien Project (AGM Insured)	5.25	11-1-2033	2,000,000	2,292,443
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	2,335,000	2,341,085
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2024	2,000,000	2,005,062
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,865,000	3,004,387
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2028	3,500,000	3,510,486
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2029	4,700,000	4,713,720
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,043,924
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,043,750
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,043,575
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Illinois Finance Authority Clean Water Initiative Revolving Fund Bond	5.25%	7-1-2035	$ 3,000,000	$ 3,548,414
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2029	525,000	562,321
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2030	600,000	645,918
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2031	625,000	675,800
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2033	500,000	538,499
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2036	570,000	611,587
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2037	525,000	562,513
				37,991,602
				237,816,908
Indiana: 1.53%
Airport revenue: 0.08%
Indianapolis IN Local Public Improvement Bond Bank Series I	5.00	1-1-2033	1,120,000	1,286,855
Health revenue: 0.15%
Knox County IN EDA Series A	5.00	4-1-2022	925,000	925,000
Knox County IN EDA Series A	5.00	4-1-2023	665,000	665,000
Knox County IN EDA Series A	5.00	4-1-2026	750,000	750,000
				2,340,000
Industrial development revenue: 0.17%
Indiana Finance Authority PCR Bonds Series 2010B	2.50	11-1-2030	2,925,000	2,628,799
Miscellaneous revenue: 0.90%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,625,000	1,885,987
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,195,884
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	841,380
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,107,079
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	813,703
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,522,233
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,107,079
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,710,437
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,214,157
North West Hendricks IN Multi-School Building Corporation Ad Valorem Mortgage Bond	4.00	7-15-2031	900,000	985,304
				14,383,243
See accompanying notes to portfolio of investments

12  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.23%
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00%	10-1-2030	$ 2,315,000	$ 2,476,817
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,107,085
				3,583,902
				24,222,799
Iowa: 0.37%
GO revenue: 0.16%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,568,451
Utilities revenue: 0.21%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	3,000,000	3,242,815
				5,811,266
Kansas: 0.23%
Miscellaneous revenue: 0.17%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,727,197
Tax revenue: 0.06%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	3,195,000	962,378
				3,689,575
Kentucky: 1.23%
Education revenue: 0.10%
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2030	170,000	185,677
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2031	260,000	285,621
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2032	230,000	250,860
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2033	180,000	195,645
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2035	460,000	497,913
Kentucky Bond Development Corporation Educational Facilities Danville Centre College	4.00	6-1-2036	235,000	254,111
				1,669,827
Transportation revenue: 0.07%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,079,407
Utilities revenue: 1.06%
Kentucky Public Energy Authority Gas Supply Series A-1 øø	4.00	12-1-2049	16,255,000	16,845,799
				19,595,033
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 2.42%
Airport revenue: 0.19%
New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00%	1-1-2035	$ 2,000,000	$ 2,251,097
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	826,895
				3,077,992
Education revenue: 0.36%
Louisiana PFA Loyola University Project CAB	5.00	10-1-2027	3,380,000	3,252,537
Louisiana PFA Loyola University Project CAB	5.00	10-1-2028	2,500,000	2,408,159
				5,660,696
Miscellaneous revenue: 1.09%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,649,693
Louisiana PFA Archdiocese of New Orleans Project †	5.00	7-1-2024	1,000,000	960,000
Louisiana PFA Archdiocese of New Orleans Project †	5.00	7-1-2025	600,000	576,000
Louisiana PFA Archdiocese of New Orleans Project †	5.00	7-1-2026	500,000	480,000
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,195,851
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	2,955,989
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,633,020
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	2,950,515
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	2,955,989
				17,357,057
Tax revenue: 0.14%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,138,131
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,137,563
				2,275,694
Transportation revenue: 0.21%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,096,537
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,096,898
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,097,622
				3,291,057
Water & sewer revenue: 0.43%
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2030	500,000	553,179
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2031	600,000	661,820
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2032	655,000	721,374
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,056,810
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2035	400,000	433,101
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2036	325,000	351,571
See accompanying notes to portfolio of investments

14  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00%	6-1-2037	$ 335,000	$ 362,055
New Orleans LA Sewerage Service Series B	5.00	6-1-2032	1,000,000	1,170,835
New Orleans LA Sewerage Service Series B	5.00	6-1-2033	695,000	812,343
New Orleans LA Sewerage Service Series B	5.00	6-1-2034	600,000	700,447
				6,823,535
				38,486,031
Maine: 0.57%
Education revenue: 0.36%
Maine Health and HEFAR University of New England Series A	5.00	7-1-2029	1,015,000	1,134,598
Maine Health and HEFAR University of New England Series A	5.00	7-1-2030	1,200,000	1,341,795
Maine Health and HEFAR University of New England Series A	5.00	7-1-2032	1,415,000	1,580,441
Maine Health and HEFAR University of New England Series A	5.00	7-1-2033	1,485,000	1,657,523
				5,714,357
Health revenue: 0.21%
Maine Health and HEFAR Series A	4.00	7-1-2036	800,000	867,749
Maine Health and HEFAR Series A	4.00	7-1-2037	1,150,000	1,244,589
Maine Health and HEFAR Series A	5.00	7-1-2035	1,000,000	1,177,267
				3,289,605
				9,003,962
Maryland: 0.61%
Education revenue: 0.30%
Maryland Economic Development Corporation Student Housing Salisbury University Project	5.00	6-1-2027	500,000	502,155
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2035	470,000	484,341
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2037	450,000	462,445
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2039	500,000	511,723
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,720,838
				4,681,502
Miscellaneous revenue: 0.18%
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2028	1,215,000	1,411,412
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,479,156
				2,890,568
Tax revenue: 0.09%
Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	480,000	488,658
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	1,006,888
				1,495,546
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  15

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.04%
Baltimore MD Mayor and City Council Project Series A	5.00%	7-1-2035	$ 500,000	$ 589,040
				9,656,656
Massachusetts: 0.56%
GO revenue: 0.30%
Massachusetts Series B	5.00	7-1-2035	1,500,000	1,734,660
Massachusetts Series B	5.00	7-1-2036	2,700,000	3,119,953
				4,854,613
Health revenue: 0.08%
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2033	525,000	619,680
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2034	500,000	589,448
				1,209,128
Miscellaneous revenue: 0.18%
Massachusetts Consolidated Loan Series I	5.00	12-1-2030	2,570,000	2,886,334
				8,950,075
Michigan: 3.03%
Airport revenue: 0.10%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	891,932
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	667,688
				1,559,620
Education revenue: 0.41%
Flint MI International Academy Public School	5.38	10-1-2022	505,000	505,629
Flint MI International Academy Public School	5.50	10-1-2027	1,985,000	1,986,408
Michigan State University Board of Trustees	5.00	2-15-2036	1,325,000	1,527,799
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	633,330
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,055,550
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	791,663
				6,500,379
GO revenue: 0.38%
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,163,392
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,171,537
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,664,935
				5,999,864
Health revenue: 0.27%
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	407,885
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	815,720
Michigan Finance Authority Trinity Health Credit Group Series MI-2	4.00	12-1-2035	3,000,000	3,157,260
				4,380,865
See accompanying notes to portfolio of investments

16  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.45%
Michigan Finance Authority Local Government Loan Program Series F	4.00%	10-1-2024	$ 3,000,000	$ 3,060,959
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,170,546
				7,231,505
Water & sewer revenue: 1.42%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	3,697,016
Michigan Finance Authority Local Government Loan Program Series D (NPFGC Insured)	5.00	7-1-2025	1,000,000	1,065,426
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	12,722,609
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	2,909,398
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,115,026
				22,509,475
				48,181,708
Mississippi: 1.06%
Health revenue: 0.22%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2037	1,000,000	1,153,468
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2038	1,000,000	1,151,861
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2039	1,000,000	1,150,270
				3,455,599
Miscellaneous revenue: 0.58%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	9,150,000	9,263,752
Water & sewer revenue: 0.26%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,214,945
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	566,482
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2027	435,000	469,371
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2034	750,000	809,260
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,079,013
				4,139,071
				16,858,422
Missouri: 0.48%
Education revenue: 0.17%
Missouri HEFA Webster University Project	5.00	4-1-2027	2,450,000	2,691,079
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  17

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.14%
Missouri HEFAR Barnes-Jewish Christian Health System Series C øø	5.00%	5-1-2052	$ 2,000,000	$ 2,295,071
Miscellaneous revenue: 0.17%
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,576,549
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,051,225
				2,627,774
				7,613,924
Nebraska: 0.21%
Health revenue: 0.08%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,307,244
Utilities revenue: 0.13%
Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,080,133
				3,387,377
Nevada: 1.18%
GO revenue: 1.17%
Clark County NV Refunding Bond	5.00	6-1-2030	3,955,000	4,478,500
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	5,617,267
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2032	1,615,000	1,861,339
Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	4,540,621
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,098,396
				18,596,123
Miscellaneous revenue: 0.01%
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	206,726
				18,802,849
New Hampshire: 0.19%
Housing revenue: 0.19%
New Hampshire HFA	4.80	7-1-2028	350,000	355,474
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,424,411	2,588,421
				2,943,895
New Jersey: 2.65%
Airport revenue: 0.30%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2028	2,130,000	2,312,593
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,378,819
				4,691,412
GO revenue: 0.32%
Trenton City NJ (BAM Insured)	5.00	12-1-2024	1,775,000	1,906,582
See accompanying notes to portfolio of investments

18  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Trenton City NJ (BAM Insured)	5.00%	12-1-2025	$ 1,860,000	$ 2,044,736
Trenton City NJ (BAM Insured)	5.00	12-1-2026	1,000,000	1,106,010
				5,057,328
Miscellaneous revenue: 0.48%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	445,000	445,637
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	5.00	7-1-2033	2,500,000	2,733,096
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,185,627
North Hudson NJ Sewerage Authority Gross Revenue Senior Lien Lease Certificates Series 2021 (AGM Insured)	5.00	6-1-2038	1,000,000	1,255,515
				7,619,875
Tax revenue: 0.96%
New Jersey EDA Motor Vehicle Surcharge Unrefunded Bonds Series A (NPFGC Insured)	5.25	7-1-2026	2,320,000	2,578,594
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,730,592
New Jersey TTFA Transportation System Series AA	4.00	6-15-2038	1,000,000	1,035,378
New Jersey TTFA Transportation System Series AA	5.00	6-15-2036	2,000,000	2,251,080
New Jersey TTFA Transportation System Series AA	5.00	6-15-2038	3,250,000	3,643,986
				15,239,630
Transportation revenue: 0.59%
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2030	2,000,000	1,497,288
New Jersey TTFA CAB Transportation System Series C (Ambac Insured) ¤	0.00	12-15-2026	3,500,000	3,054,737
New Jersey TTFA Transportation System Series A	5.00	12-15-2036	2,000,000	2,215,983
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	2,500,000	2,687,444
				9,455,452
				42,063,697
New Mexico: 1.18%
GO revenue: 0.17%
Albuquerque NM Municipal School District #12 Bernalillo & Sandoval Counties	5.00	8-1-2026	1,205,000	1,347,176
Albuquerque NM Municipal School District #12 Bernalillo & Sandoval Counties	5.00	8-1-2034	1,150,000	1,304,791
				2,651,967
Industrial development revenue: 0.15%
Farmington NM PCR	1.80	4-1-2029	2,540,000	2,298,287
Miscellaneous revenue: 0.69%
Clayton NM Jail Project Improvement & Refunding Bond (NPFGC Insured)	5.00	11-1-2028	9,265,000	9,939,097
Clayton NM Jail Project Improvement & Refunding Bond (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,071,865
				11,010,962
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  19

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.17%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ) øø	5.00%	11-1-2039	$ 2,570,000	$ 2,763,295
				18,724,511
New York: 10.56%
Education revenue: 1.32%
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	365,774
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	5,500,000	5,008,176
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.53	2-1-2040	2,725,000	2,893,451
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	2,945,526
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,885,330
Hempstead NY Local Development Corporation The Academy Charter School Project Series B	5.57	2-1-2041	4,140,000	4,398,317
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	662,581
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	954,547
Westchester County NY Local Development Pace University Series B øø	0.88	5-1-2044	1,910,000	1,910,000
				21,023,702
GO revenue: 0.92%
Hempstead NY Public Improvement Series A	4.00	6-15-2028	5,000,000	5,385,292
New York Fiscal Subordinate Bond Series 2017A-6 (JPMorgan Chase & Company SPA) ø	0.36	8-1-2044	480,000	480,000
New York NY Series B	5.00	12-1-2032	2,000,000	2,235,702
New York NY Series C	5.00	8-1-2031	5,000,000	5,390,247
Yonkers NY Series C (AGM Insured)	5.00	3-15-2035	1,000,000	1,184,828
				14,676,069
Industrial development revenue: 0.21%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	955,231
New York NY Transportation Development Corporation Special Facilities Revenue Terminal 4 John F. Kennedy International Airport Project Series 2020C	5.00	12-1-2035	1,000,000	1,118,961
New York NY Transportation Development Corporation Special Facilities Revenue Terminal 4 John F. Kennedy International Airport Project Series 2020C	5.00	12-1-2029	1,160,000	1,302,074
				3,376,266
Miscellaneous revenue: 0.33%
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,291,384
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,530,000	2,861,590
				5,152,974
See accompanying notes to portfolio of investments

20  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 3.81%
New York Convention Center Development Corporation	5.00%	11-15-2028	$ 8,000,000	$ 8,762,375
New York Dormitory Authority Series A	5.00	3-15-2028	5,000,000	5,411,483
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,340,846
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	5,291,920
New York Dormitory Authority Series E	5.00	3-15-2035	15,000,000	17,179,071
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,145,000	1,222,223
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,432,532
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,097,984
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	4,030,045
New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2032	5,000,000	5,500,405
New York Urban Development Corporation Personal Income Tax Series C	4.00	3-15-2037	3,000,000	3,182,843
				60,451,727
Transportation revenue: 3.29%
New York Metropolitan Transportation Authority Refunding Bond Series A	5.00	11-15-2030	4,010,000	4,086,646
New York Metropolitan Transportation Authority Refunding Bond Series B	5.00	11-15-2033	2,175,000	2,372,326
New York Metropolitan Transportation Authority Refunding Bond Series D	5.00	11-15-2028	2,450,000	2,496,829
New York Metropolitan Transportation Authority Refunding Bond Series D	5.00	11-15-2031	3,415,000	3,732,864
New York Metropolitan Transportation Authority Refunding Bond Series D1	5.00	11-15-2030	2,010,000	2,168,786
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C	5.25	11-15-2031	11,540,000	12,553,353
New York Metropolitan Transportation Authority Refunding Green Bonds and Climate Bond	5.00	11-15-2027	12,640,000	14,094,128
Triborough Bridge & Tunnel Authority New York Revenues Refunding Bond Series C	5.00	11-15-2034	4,165,000	4,838,158
Triborough Bridge & Tunnel Authority New York Revenues Refunding Bond Series C	5.00	11-15-2035	5,015,000	5,844,225
				52,187,315
Utilities revenue: 0.08%
New York Utility Debt Securitization Authority	5.00	12-15-2032	1,250,000	1,315,114
Water & sewer revenue: 0.60%
New York NY Municipal Water Finance Authority Series GG	5.00	6-15-2029	1,295,000	1,408,617
New York NY Municipal Water Finance Authority Series HH	5.00	6-15-2037	4,000,000	4,332,872
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Series 2014AA-1 (JPMorgan Chase & Company SPA) ø	0.33	6-15-2050	3,000,000	3,000,000
Western Nassau NY Water Authority Series A	5.00	4-1-2027	385,000	417,236
Western Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	324,484
				9,483,209
				167,666,376
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  21

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.23%
Miscellaneous revenue: 0.23%
North Carolina Grant Anticipation Vehicle Bond	5.00%	3-1-2029	$ 2,470,000	$ 2,676,645
Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	90,444
Tender Option Bond Trust Receipts/Certificates Series 2021-XG0331 (Deutsche Bank LIQ) 144Aø	0.55	6-1-2048	912,500	912,500
				3,679,589
Ohio: 1.84%
Education revenue: 0.08%
Ohio HEFAR Xavier University Project	5.00	5-1-2029	1,080,000	1,246,352
GO revenue: 0.13%
Columbus OH Various Purposes Series 2	5.00	7-1-2026	1,775,000	1,988,546
Health revenue: 0.08%
Hamilton OH Hospital Facilities UC Health	5.00	9-15-2035	1,100,000	1,277,377
Miscellaneous revenue: 0.67%
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2024	4,815,000	5,191,133
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,263,972
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2025	500,000	550,772
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2026	600,000	659,592
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2028	1,250,000	1,368,149
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	625,000	625,657
				10,659,275
Tax revenue: 0.18%
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00	10-1-2030	2,500,000	2,886,889
Tobacco revenue: 0.14%
Buckeye Tobacco Settlement Financing Authority Refunding Bond	4.00	6-1-2038	2,100,000	2,189,038
Transportation revenue: 0.07%
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,032,082
Utilities revenue: 0.42%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00	11-15-2033	625,000	712,685
Hamilton OH Electric System Improvement & Refunding Bond (BAM Insured)	4.00	10-1-2034	710,000	768,467
Hamilton OH Electric System Improvement & Refunding Bond (BAM Insured)	4.00	10-1-2035	1,000,000	1,081,325
See accompanying notes to portfolio of investments

22  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00%	8-1-2049	$ 3,000,000	$ 3,208,802
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2019A	3.25	9-1-2029	1,000,000	965,345
				6,736,624
Water & sewer revenue: 0.07%
Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,133,928
				29,150,111
Oklahoma: 2.80%
Education revenue: 0.05%
Oklahoma Agricultural and Mechanical Colleges Refunding Bond Series A	4.00	9-1-2036	750,000	828,686
Miscellaneous revenue: 2.40%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,326,762
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,241,754
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,440,585
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,121,139
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,120,669
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,436,439
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	790,039
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	454,272
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	283,240
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	761,823
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,811,950
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,372,635
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,381,587
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,091,018
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,357,033
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,044,162
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	545,509
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,262,393
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2029	3,000,000	3,222,540
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  23

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00%	9-1-2032	$ 3,000,000	$ 3,201,353
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2022	1,000,000	1,013,852
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2030	500,000	586,063
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2031	520,000	608,279
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2032	550,000	642,869
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2032	450,000	487,286
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2033	800,000	864,040
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2034	625,000	673,571
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2035	810,000	871,238
Pontotoc County OK Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2036	1,000,000	1,073,575
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	880,000	963,738
				38,051,413
Tax revenue: 0.27%
Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,645,258
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,253,364
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,388,551
				4,287,173
Utilities revenue: 0.06%
Claremore OK Public Works Authority	4.00	6-1-2023	1,010,000	1,014,869
Water & sewer revenue: 0.02%
McGee Creek Oklahoma Authority (NPFGC Insured)	6.00	1-1-2023	250,000	257,109
				44,439,250
Oregon: 0.85%
Airport revenue: 0.16%
Portland International Airport Refunding Bond Series 26A	4.00	7-1-2037	565,000	603,339
Portland International Airport Refunding Bond Series 26A	5.00	7-1-2033	400,000	467,457
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2033	530,000	619,381
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2037	705,000	816,075
				2,506,252
GO revenue: 0.48%
Benton & Linn Counties OR Corvallis School District Series B (AGM Insured)	5.00	6-15-2031	5,110,000	5,949,084
Washington & Multnomah Counties OR Beaverton School District Series D (AGM Insured)	5.00	6-15-2035	1,500,000	1,694,976
				7,644,060
See accompanying notes to portfolio of investments

24  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.21%
Oregon Facilities Authority Asante Project Series A	5.00%	8-15-2037	$ 1,400,000	$ 1,614,479
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,674,776
				3,289,255
				13,439,567
Pennsylvania: 11.41%
Airport revenue: 0.05%
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2028	315,000	353,513
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2031	450,000	501,519
				855,032
Education revenue: 0.97%
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,589,683
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,145,045
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	963,788
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	714,759
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,091,300
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,442,607
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,337,059
Pennsylvania Public School Building Authority Community College of Philadelphia Project Series A	5.00	6-15-2025	2,265,000	2,446,212
Philadelphia PA IDA	5.88	6-15-2022	290,000	291,942
Philadelphia PA IDA	6.13	6-15-2023	380,000	389,861
Philadelphia PA IDA	7.00	5-1-2026	740,000	741,770
Philadelphia PA Public School Building Authority (BAM Insured)	5.00	6-15-2026	2,000,000	2,170,948
				15,324,974
GO revenue: 4.40%
Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,425,000	3,662,384
Allegheny County PA Series 72	5.25	12-1-2033	4,045,000	4,274,269
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,239,993
Norristown PA Area School District Montgomery County Series 2018 (BAM Insured)	5.00	9-1-2035	2,035,000	2,267,362
Philadelphia PA (AGM Insured)	5.00	8-1-2025	7,000,000	7,686,477
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,550,944
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,542,096
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,378,283
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,111,075
Philadelphia PA School District Series A	5.00	9-1-2032	2,300,000	2,647,458
Philadelphia PA School District Series C	5.00	9-1-2033	6,180,000	7,103,359
Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,065,561
Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,164,827
Philadelphia PA Series A	5.00	8-1-2027	1,685,000	1,912,702
Philadelphia PA Series A	5.00	8-1-2033	2,020,000	2,251,122
Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,743,587
Philadelphia PA Series A	5.25	7-15-2029	4,410,000	4,671,513
Philadelphia PA Series A	5.25	7-15-2032	4,380,000	4,639,734
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  25

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Pittsburgh PA Moon Area School District Series A	5.00%	11-15-2029	$ 1,000,000	$ 1,071,945
Reading Berks PA Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,110,089
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,236,588
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,937,685
Scranton Lackawanna County PA School District Bond Series A (BAM Insured)	5.00	6-1-2037	500,000	570,869
				69,839,922
Health revenue: 1.23%
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2037	2,000,000	2,104,214
Allegheny County PA Hospital Development Authority Series A	5.00	7-15-2031	3,750,000	4,341,560
Allegheny County PA Hospital Development Authority Series B (NPFGC Insured)	6.00	7-1-2025	2,605,000	2,920,239
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2025	155,000	169,081
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	170,000	183,196
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	445,000	479,542
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	725,000	779,132
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	155,000	167,032
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	390,000	420,273
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	825,000	885,194
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	150,000	161,644
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	365,000	393,333
Cumberland County PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	710,000	759,259
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2037	1,000,000	1,063,800
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2031	1,000,000	1,168,894
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2034	1,650,000	1,916,200
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2035	1,450,000	1,682,079
				19,594,672
Industrial development revenue: 0.16%
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2033	700,000	795,487
See accompanying notes to portfolio of investments

26  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00%	5-1-2034	$ 750,000	$ 851,757
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022	5.00	5-1-2035	750,000	850,647
				2,497,891
Miscellaneous revenue: 2.09%
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	2,000,000	2,106,867
Pennsylvania Certificate of Participation (AGM Insured)	5.00	11-1-2023	1,900,000	1,992,361
Pennsylvania Certificate of Participation (AGM Insured)	5.00	11-1-2024	1,660,000	1,779,986
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	435,000	496,957
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	480,000	545,708
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	426,255
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	1,990,000	2,274,751
Pennsylvania Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2028	480,000	541,320
Pennsylvania Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2028	3,020,000	3,383,000
Pennsylvania Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2033	920,000	1,037,529
Pennsylvania Public School Building Authority Harrisburg School District Project Series A (AGM Insured)	5.00	12-1-2033	3,505,000	3,886,989
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2024	625,000	669,487
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2024	625,000	673,014
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	366,854
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2026	605,000	651,478
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	694,551
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	386,784
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2027	650,000	699,935
Pennsylvania Public School Building Authority School District of Philadelphia Project Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,320,590
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,052,905
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	2,007,020
Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	831,309
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	851,540
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	531,260
				33,208,450
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  27

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.38%
Lancaster County PA Solid Waste Management Authority Series A	5.25%	12-15-2028	$ 5,665,000	$ 6,006,179
Tobacco revenue: 0.35%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	2,796,013
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	2,836,016
				5,632,029
Transportation revenue: 1.25%
Pennsylvania Turnpike Commission Refunding Bond	5.00	6-1-2027	1,000,000	1,133,928
Pennsylvania Turnpike Commission Refunding Bond	5.00	12-1-2033	3,780,000	4,040,965
Pennsylvania Turnpike Commission Refunding Bond (AGM Insured)	6.00	12-1-2030	4,220,000	5,089,596
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	5,574,096
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,566,035
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,421,040
				19,825,660
Water & sewer revenue: 0.53%
Pennsylvania Capital Region Water System Series of 2017	5.00	7-15-2030	1,180,000	1,344,090
Pennsylvania Capital Region Water System Series of 2018	5.00	7-15-2030	1,500,000	1,752,082
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,765,463
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	2,009,327
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2031	670,000	801,950
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2033	675,000	804,718
				8,477,630
				181,262,439
South Carolina: 0.68%
Education revenue: 0.40%
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	759,505
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	2,042,606
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,331,426
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,222,006
				6,355,543
Health revenue: 0.02%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.76	5-1-2048	275,000	275,000
Miscellaneous revenue: 0.26%
Laurens County SC Education Assistance for District #55	5.00	12-1-2022	1,250,000	1,279,533
See accompanying notes to portfolio of investments

28  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Laurens County SC Education Assistance for District #55	5.00%	12-1-2025	$ 1,000,000	$ 1,097,841
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,758,916
				4,136,290
				10,766,833
Tennessee: 0.87%
Education revenue: 0.04%
Franklin County TN HEFA	5.00	9-1-2030	560,000	568,243
Housing revenue: 0.12%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	781,100
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2028	1,000,000	1,069,256
				1,850,356
Utilities revenue: 0.71%
Tennessee Energy Acquisition Corporation Gas Project Series 2018 øø##	4.00	11-1-2049	11,000,000	11,365,951
				13,784,550
Texas: 6.75%
Airport revenue: 0.77%
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2034	2,500,000	2,663,126
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2033	3,010,000	3,406,371
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2034	3,500,000	3,957,083
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2035	2,000,000	2,259,285
				12,285,865
Education revenue: 0.81%
Tender Option Bond Trust Receipts/Certificates Series 2021 MS0002 (Morgan Stanley Bank LIQ) 144Aø	0.71	6-15-2056	8,000,000	8,000,000
University of Houston Series B	5.25	7-1-2026	4,225,000	4,777,856
				12,777,856
GO revenue: 2.67%
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,591,707
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,100,768
Bexar County TX Hospital District Refunding Bond	5.00	2-15-2037	1,250,000	1,431,044
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,085,988
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,409,132
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,080,512
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,224,232
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,083,392
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2023	720,000	738,967
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2024	745,000	776,722
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  29

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Denton County TX Permanent Improvement & Refunding Bond	5.00%	7-15-2030	$ 1,000,000	$ 1,069,314
Eagle Pass TX Certificate of Participation (AGM Insured)	4.00	3-1-2037	695,000	768,906
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,124,190
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,204,093
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,334,685
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	799,589
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,330,827
Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	4,648,587
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,132,090
Plano TX	5.00	9-1-2030	2,155,000	2,441,929
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	4,633,114
San Antonio TX Independent School District Unlimited Tax Series 2018	5.00	8-15-2037	2,000,000	2,171,029
Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,480,171
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2030	710,000	731,174
				42,392,162
Miscellaneous revenue: 0.42%
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2026	565,000	634,150
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2029	400,000	454,914
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2030	500,000	567,299
Lower Colorado River TX Authority	5.50	5-15-2031	2,500,000	2,600,631
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,094,841
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,365,635
				6,717,470
Resource recovery revenue: 0.01%
Port Arthur TX Navigation District Industrial Development Corporations Exempt Facilities Revenue Bonds Air Products Project 2005 ø	0.39	5-1-2040	200,000	200,000
Tax revenue: 0.54%
Houston TX Old Spanish Trail Almeda Corridors RDA (BAM Insured)	4.00	9-1-2031	1,540,000	1,662,769
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2027	1,880,000	1,927,940
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2029	2,390,000	2,450,945
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2030	1,500,000	1,538,250
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2031	1,000,000	1,025,500
				8,605,404
Transportation revenue: 0.53%
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,713,297
See accompanying notes to portfolio of investments

30  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00%	12-31-2035	$ 3,000,000	$ 3,358,241
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2036	3,015,000	3,369,549
				8,441,087
Utilities revenue: 0.60%
Austin TX Refunding Bond (NPFGC Insured)	5.25	5-15-2025	1,205,000	1,265,241
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,395,367
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,633,950
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,723,249
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,088,956
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	411,592
				9,518,355
Water & sewer revenue: 0.40%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	742,633
North Harris County TX Regional Water Authority Senior Lien (BAM Insured)	5.00	12-15-2029	1,215,000	1,244,155
Tarrant TX Water Project Refunding Bond	4.00	2-1-2027	1,000,000	1,066,926
Texas Water Development Board State Implementation Series A	4.00	10-15-2032	3,000,000	3,280,956
				6,334,670
				107,272,869
Utah: 0.36%
Education revenue: 0.14%
University of Utah (Citibank NA LIQ) 144Aø	0.52	2-1-2023	680,000	680,000
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2023	400,000	408,824
Utah Charter School Finance Authority Refunding Bond 144A	4.50	6-15-2027	1,025,000	1,051,375
				2,140,199
Miscellaneous revenue: 0.22%
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,121,918
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,728,057
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	715,544
				3,565,519
				5,705,718
Virginia: 0.12%
Tax revenue: 0.12%
Greater Richmond Virginia Convention Center	5.00	6-15-2025	1,000,000	1,094,228
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	92,060
Marquis VA CDA CCAB Series 2015 144A	4.88	9-1-2045	386,000	184,986
Marquis VA CDA Series B	3.66	9-1-2041	1,274,000	604,809
				1,976,083
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  31

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 4.96%
Education revenue: 0.07%
Washington EDFA	5.00%	6-1-2028	$ 1,000,000	$ 1,059,893
GO revenue: 2.01%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2026	775,000	870,708
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,781,825
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,416,195
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,229,707
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	7,825,895
Washington Various Purposes Bond Series C	5.00	2-1-2034	5,800,000	6,377,530
Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,420,701
				31,922,561
Health revenue: 0.32%
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,435,239
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,136,445
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,461,144
				5,032,828
Housing revenue: 0.94%
King County WA Housing Authority Refunding Bond	4.00	6-1-2026	560,000	595,911
King County WA Housing Authority Refunding Bond	4.00	12-1-2026	430,000	460,222
King County WA Housing Authority Refunding Bond	4.00	6-1-2027	590,000	633,573
King County WA Housing Authority Refunding Bond	4.00	12-1-2027	400,000	431,334
King County WA Housing Authority Refunding Bond	4.00	6-1-2028	360,000	389,743
King County WA Housing Authority Refunding Bond	4.00	12-1-2028	375,000	407,638
King County WA Housing Authority Refunding Bond	4.00	12-1-2029	960,000	1,051,045
King County WA Housing Authority Refunding Bond	4.00	12-1-2030	575,000	627,031
King County WA Housing Authority Refunding Bond	4.00	12-1-2031	450,000	489,734
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2032	1,955,000	2,223,434
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2033	1,550,000	1,757,951
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2034	655,000	742,070
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,164,200
				14,973,886
Miscellaneous revenue: 0.69%
Washington Certificate of Participation Series B	5.00	7-1-2037	1,585,000	1,850,311
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,267,993
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	2,921,192
				11,039,496
See accompanying notes to portfolio of investments

32  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.33%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00%	6-1-2033	$ 1,175,000	$ 1,244,128
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	689,107
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,615,953
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,693,055
				5,242,243
Utilities revenue: 0.60%
Chelan County WA Public Utility District #1 Refunding Bond Series A	4.00	7-1-2038	2,805,000	3,076,300
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,416,632
				9,492,932
				78,763,839
West Virginia: 0.83%
GO revenue: 0.29%
West Virginia Road Bond Series B	5.00	12-1-2036	4,000,000	4,627,568
Health revenue: 0.09%
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	418,249
West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	980,000	1,091,521
				1,509,770
Miscellaneous revenue: 0.45%
West Virginia EDA Excess Lottery Series A	5.00	7-1-2038	2,980,000	3,438,934
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2027	1,595,000	1,730,996
West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2029	1,755,000	1,901,202
				7,071,132
				13,208,470
Wisconsin: 1.00%
Education revenue: 0.30%
Wisconsin PFA KU Campus Development Corporation Central District Development Project	5.00	3-1-2032	4,315,000	4,739,600
Health revenue: 0.45%
Wisconsin HEFA Series 2053 ø	0.76	2-15-2053	1,500,000	1,500,000
Wisconsin HEFA Series A	4.00	11-15-2039	2,250,000	2,338,589
Wisconsin PFA Revenue Providence St. Joseph Health Obligated Group Series C øø	4.00	10-1-2041	3,000,000	3,319,137
				7,157,726
Housing revenue: 0.07%
Whitewater WI CDA Multifamily Revenue Various Housing Wisconsin Housing Preservation (BMO Harris Bank NA LOC) ø	0.52	6-1-2042	1,030,000	1,030,000
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  33

Portfolio of investments—March 31, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.07%
Milwaukee WI RDA Public Schools		5.00%	11-15-2029	$ 420,000	$ 468,898
Milwaukee WI RDA Public Schools		5.00	11-15-2030	635,000	707,457
					1,176,355
Tax revenue: 0.11%
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured) ¤		0.00	12-15-2034	1,250,000	793,121
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured) ¤		0.00	12-15-2035	1,600,000	977,599
					1,770,720
					15,874,401
Total Municipal obligations (Cost $1,523,483,451)					1,549,786,971
Total investments in securities (Cost $1,525,483,451)	97.69%				1,551,786,971
Other assets and liabilities, net	2.31				36,659,821
Total net assets	100.00%				$1,588,446,792

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

34  |  Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

Allspring Intermediate Tax/AMT-Free Fund  |  35

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$2,000,000	$0	$2,000,000
Municipal obligations	0	1,549,786,971	0	1,549,786,971
Total assets	$0	$1,551,786,971	$0	$1,551,786,971
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

36  |  Allspring Intermediate Tax/AMT-Free Fund